N-2 - USD ($) $ / shares in Units, $ in Thousands							6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2026
Cover [Abstract]
Entity Central Index Key							0000897802
Amendment Flag							false
Document Type							N-CSRS
Entity Registrant Name							Special Opportunities Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Convertible Preferred Stock

During the year ended December 31, 2021 the Fund converted 2,163,053 shares or $54,076,325 of the Fund’s Convertible Preferred Stock, Series B into 4,211,996 shares of the Fund’s common stock. The remaining 60,923 of Convertible Preferred Shares were redeemed at $25 per share for a total of $1,523,075.

On January 21, 2022 the Fund completed its Convertible Preferred Rights offering at $25 per share. As a result of this offering the Fund raised $58,373,850 and issued 2,334,954 shares of 2.75% Convertible Preferred Stock, Series C. The holders of Convertible Preferred Stock, Series C may convert their shares to common stock on a quarterly basis at a conversion rate equivalent to the current conversion price of $15.087 per share of common stock (which is a current ratio of 1.6570 shares of common stock for each share of Convertible Preferred Stock, Series C held). The conversion price (and resulting conversion ratio) will be adjusted for any distributions made to or on behalf of common stockholders. Following any such conversion, shares of common stock shall be issued as soon as reasonably practicable following the next quarterly dividend payment date. Until the mandatory redemption date of the Convertible Preferred Stock, Series C, January 21, 2027, at any time following the second anniversary of the expiration date of the Convertible Preferred Stock, Series C rights offering, the Board may, in its sole discretion, redeem all or any part of the then outstanding shares of Convertible Preferred Stock, Series C at $25.00 per share. Under such circumstances, the Fund shall provide no less than 30 days’ notice to the holders of Convertible Preferred Stock, Series C that, unless such shares have been converted by a certain date, the shares will be redeemed. If, at any time from and after the date of issuance of the Convertible Preferred Stock, Series C, the market price of the common stock is equal to or greater than $20.35 per share (as adjusted for dividends or other distributions made to or on behalf of holders of the common stock), the Board may, in its sole discretion, require the holders of the Convertible Preferred Stock, Series C to convert all or any part of their shares into shares of common stock at a conversion rate equivalent to the current conversion price of $15.087 per share of common stock (which is a current ratio of 1.6570 shares of common stock for each share of Convertible Preferred Stock, Series C held), subject to adjustment upon the occurrence of certain events.

During the year ended December 31, 2023, the Fund purchased 80,397 shares of preferred stock in the open market at a cost of $1,830,718. The weighted average discount of these purchases comparing the average purchase price to liquidation value at the close of the New York Stock Exchange was 8.95%.

During the year ended December 31, 2024, the Fund purchased 18,782 shares of preferred stock in the open market at a cost of $435,063. The weighted average discount of these purchases comparing the average purchase price to liquidation value at the close of the New York Stock Exchange was 7.53%.

During the six months ended June 30, 2026, the Fund did not purchase any shares of preferred stock in the open market.

The conversion price (and resulting conversion ratio) will be adjusted for any dividends or other distributions made to or on behalf of common stockholders. Notice of such mandatory conversion shall be provided by the Fund in accordance with its Articles of Incorporation. In connection with all conversions shareholders of Convertible Preferred Stock would receive payment for all declared and unpaid dividends on the shares of Convertible Preferred Stock held to the date of conversion, but after conversion would no longer be entitled to the dividends, liquidation preference or other rights attributable to holders of the Convertible Preferred Stock. The Convertible Preferred Stock is classified outside of the permanent equity (net assets applicable to Common Stockholders) in the accompanying financial statements in accordance with accounting for redeemable equity instruments, which requires preferred securities that are redeemable for cash or other assets to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon occurrence of an event that is not solely within the control of the issuer. The Fund is required to meet certain asset coverage tests with respect to the Convertible Preferred Stock as required by the 1940 Act. In addition, pursuant to the Rating Agency Guidelines established by Moody’s, the Fund is required to maintain a certain discounted asset coverage. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Convertible Preferred Stock at a redemption price of $25.00 per share, plus an amount equal to the accumulated and unpaid dividends, whether or not declared on such shares, in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to Common Stockholders and could lead to sales of portfolio securities at inopportune times. The Fund has met these requirements since issuing the Convertible Preferred Stock.

Preferred Stock Restrictions, Other [Text Block]

On January 21, 2022 the Fund completed its Convertible Preferred Rights offering at $25 per share. As a result of this offering the Fund raised $58,373,850 and issued 2,334,954 shares of 2.75% Convertible Preferred Stock, Series C. The holders of Convertible Preferred Stock, Series C may convert their shares to common stock on a quarterly basis at a conversion rate equivalent to the current conversion price of $15.087 per share of common stock (which is a current ratio of 1.6570 shares of common stock for each share of Convertible Preferred Stock, Series C held). The conversion price (and resulting conversion ratio) will be adjusted for any distributions made to or on behalf of common stockholders. Following any such conversion, shares of common stock shall be issued as soon as reasonably practicable following the next quarterly dividend payment date. Until the mandatory redemption date of the Convertible Preferred Stock, Series C, January 21, 2027, at any time following the second anniversary of the expiration date of the Convertible Preferred Stock, Series C rights offering, the Board may, in its sole discretion, redeem all or any part of the then outstanding shares of Convertible Preferred Stock, Series C at $25.00 per share. Under such circumstances, the Fund shall provide no less than 30 days’ notice to the holders of Convertible Preferred Stock, Series C that, unless such shares have been converted by a certain date, the shares will be redeemed. If, at any time from and after the date of issuance of the Convertible Preferred Stock, Series C, the market price of the common stock is equal to or greater than $20.35 per share (as adjusted for dividends or other distributions made to or on behalf of holders of the common stock), the Board may, in its sole discretion, require the holders of the Convertible Preferred Stock, Series C to convert all or any part of their shares into shares of common stock at a conversion rate equivalent to the current conversion price of $15.087 per share of common stock (which is a current ratio of 1.6570 shares of common stock for each share of Convertible Preferred Stock, Series C held), subject to adjustment upon the occurrence of certain events.

During the year ended December 31, 2023, the Fund purchased 80,397 shares of preferred stock in the open market at a cost of $1,830,718. The weighted average discount of these purchases comparing the average purchase price to liquidation value at the close of the New York Stock Exchange was 8.95%.

During the year ended December 31, 2024, the Fund purchased 18,782 shares of preferred stock in the open market at a cost of $435,063. The weighted average discount of these purchases comparing the average purchase price to liquidation value at the close of the New York Stock Exchange was 7.53%.

During the six months ended June 30, 2026, the Fund did not purchase any shares of preferred stock in the open market.

The conversion price (and resulting conversion ratio) will be adjusted for any dividends or other distributions made to or on behalf of common stockholders. Notice of such mandatory conversion shall be provided by the Fund in accordance with its Articles of Incorporation. In connection with all conversions shareholders of Convertible Preferred Stock would receive payment for all declared and unpaid dividends on the shares of Convertible Preferred Stock held to the date of conversion, but after conversion would no longer be entitled to the dividends, liquidation preference or other rights attributable to holders of the Convertible Preferred Stock. The Convertible Preferred Stock is classified outside of the permanent equity (net assets applicable to Common Stockholders) in the accompanying financial statements in accordance with accounting for redeemable equity instruments, which requires preferred securities that are redeemable for cash or other assets to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon occurrence of an event that is not solely within the control of the issuer. The Fund is required to meet certain asset coverage tests with respect to the Convertible Preferred Stock as required by the 1940 Act. In addition, pursuant to the Rating Agency Guidelines established by Moody’s, the Fund is required to maintain a certain discounted asset coverage. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Convertible Preferred Stock at a redemption price of $25.00 per share, plus an amount equal to the accumulated and unpaid dividends, whether or not declared on such shares, in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to Common Stockholders and could lead to sales of portfolio securities at inopportune times. The Fund has met these requirements since issuing the Convertible Preferred Stock.

Document Period End Date							Jun. 30, 2026
Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 55,894	$ 55,894	$ 55,894	$ 56,364	$ 58,374		$ 55,894
Senior Securities Coverage per Unit	$ 103	$ 102	$ 103	$ 95	$ 89		$ 103
Preferred Stock Liquidating Preference	$ 25						25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	2.75% Convertible Preferred Stock
Outstanding Security, Not Held [Shares]	2,235,775	2,235,775	2,235,775	2,254,557	2,334,954
Common Stock [Member]
General Description of Registrant [Abstract]
Share Price	$ 13.47	$ 14.69	$ 14.63	$ 11.86	$ 11.40	$ 15.45	13.47
NAV Per Share	$ 15.85	$ 16.31	$ 16.47	$ 14.30	$ 13.01	$ 16.55	$ 15.85
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common stock
Outstanding Security, Authorized [Shares]	199,995,800
Outstanding Security, Held [Shares]	15,183,673
Outstanding Security, Not Held [Shares]	11,021,426